CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603




                                  March 1, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:           First Defined Portfolio Fund, LLC


 Ladies and Gentlemen:

On behalf of First Defined Portfolio Fund, LLC (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 16 and under the Investment Company Act of 1940, as amended, Amendment No. 18 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                           -----------------------------------
                                            Morrison C. Warren

Enclosures
cc:   W. Scott Jardine
      Eric F. Fess